Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net, consists of the following:

	June 30, 2025	December 31, 2024
Accounts receivable	$26,606,601	$28,715,543
Less: Allowance for credit losses	(9,898,721)	(11,434,431)
Accounts receivable, net	$16,707,880	$17,281,112

Schedule of Movement of Allowance for Doubtful Accounts

Movement of allowance for credit losses is as follows:

	For the Six Months Ended June 30, 2025	For the Year ended December 31, 2024
Beginning balance	$11,434,431	$7,133,370
(Recovery of) provision for credit losses	(1,554,884)	4,625,042
Written-off	(99,847)	(131,158)
Foreign currency translation adjustments	119,021	(192,823)
Ending balance	$9,898,721	$11,434,431